Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 1,317.7	$ 1,284.5
Additions	277.9	125.2
Disposals	(8.3)	(2.2)
Other		(61.3)
Exchange differences	(53.8)	(28.5)
Cost, Ending balance	1,533.5	1,317.7	1,284.5
Accumulated depreciation, Beginning balance	(614.9)	(625.6)
Charge for the year	(70.2)	(61.3)	(60.0)
Disposals	7.1	1.5
Other		52.4
Exchange differences	24.6	18.1
Accumulated depreciation, Ending balance	(653.4)	(614.9)	(625.6)
Net book amount	880.1	702.8
Land [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	28.7	18.5
Additions	41.5	11.7
Other		(1.5)
Cost, Ending balance	70.2	28.7
Net book amount	70.2	28.7
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	212.5	210.2
Additions	30.2	18.9
Disposals	(1.7)
Other		(15.6)
Exchange differences	(1.2)	(1.0)
Cost, Ending balance	239.8	212.5
Accumulated depreciation, Beginning balance	(80.9)	(85.2)
Charge for the year	(9.3)	(9.1)
Disposals	0.8
Other		12.4
Exchange differences	1.2	1.0
Accumulated depreciation, Ending balance	(88.2)	(80.9)
Net book amount	151.6	131.6
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	961.1	994.7
Additions	72.7	39.8
Disposals	(6.6)	(2.2)
Other		(43.7)
Exchange differences	(52.6)	(27.5)
Cost, Ending balance	974.6	961.1
Accumulated depreciation, Beginning balance	(534.0)	(540.4)
Charge for the year	(60.9)	(52.2)
Disposals	6.3	1.5
Other		40.0
Exchange differences	23.4	17.1
Accumulated depreciation, Ending balance	(565.2)	(534.0)
Net book amount	409.4	427.1
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	115.4	61.1
Additions	133.5	54.8
Other		(0.5)
Cost, Ending balance	248.9	115.4
Net book amount	$ 248.9	$ 115.4